Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Wenquan Zhu [Member]
Related Party Transactions [Line Items]
Name of Related Parties		Wenquan Zhu
Relationship		Principal shareholder, Chief Executive Officer and chairman of the Group
Interest expense
Interest expense		$ 266,197	$ 295,630	$ 14,789
Purchase of vehicle
Purchase of vehicle		400,343
Wenquan Zhu [Member] | Loans [Member]
Related Party Transactions [Line Items]
Amount due to related party	[1]	482,182	486,486
Amounts due to a related party, non-current	[1]	1,771,897	3,042,765
Wenquan Zhu [Member] | Interest payable [Member]
Related Party Transactions [Line Items]
Amount due to related party	[1]	409,725	170,940
Wenquan Zhu [Member] | Vehicle payable [Member]
Related Party Transactions [Line Items]
Amount due to related party	[2]	412,669
Wenquan Zhu [Member] | Payment on behalf of the Group [Member]
Related Party Transactions [Line Items]
Amount due to related party		$ 12,519
Big Tree Cloud Network Technology (Shenzhen) Co., LTD (“Big Tree Cloud Shenzhen”) [Member]
Related Party Transactions [Line Items]
Name of Related Parties		Big Tree Cloud Network Technology (Shenzhen) Co., LTD (“Big Tree Cloud Shenzhen”)
Relationship		An entity previously controlled by Wenquan Zhu. The entity was not a related party since October 2024 with Wenquan Zhu disposed all his shares in this entity.
Guangxi Big Tree Rong Network Technology Co., LTD (“Guangxi Big Tree Rong”) [Member]
Related Party Transactions [Line Items]
Name of Related Parties		Guangxi Big Tree Rong Network Technology Co., LTD (“Guangxi Big Tree Rong”)
Relationship		An entity previously controlled by Wenquan Zhu. The entity was not a related party since November 2024 with its deregistration.
Shenzhen Wengu Development Investment Partnership Enterprise (Limited Partnership) (“Shenzhen Wengu”)
Related Party Transactions [Line Items]
Name of Related Parties		Shenzhen Wengu Development Investment Partnership Enterprise (Limited Partnership) (“Shenzhen Wengu”)
Relationship		An entity controlled by Wenquan Zhu
Big Tree Cloud Shenzhen [Member]
Purchase of goods
Purchase of goods				712
Purchase of intangible assets
Purchase of intangible assets				2,596,313
Sales of goods
Sales of goods				67,636
Rental income
Rental income			5,112	28,876
Guangxi Big Tree Rong [Member]
Sales of goods
Sales of goods				17,944
Shenzhen Wengu [Member]
Rental income
Rental income		3,581
Related Party [Member]
Related Party Transactions [Line Items]
Amount due to related party		1,321,516	657,426
Amounts due to a related party, non-current		1,771,897	3,042,765
Shenzhen Wengu Development Investment Partnership Enterprise (Limited Partnership) | Advance for rental income [Member]
Related Party Transactions [Line Items]
Amount due to related party		$ 4,421

[1]	Short-term loans (a) From June 2024 to December 2024: an aggregate principal amount of approximately $1,108,807 (HKD 8,695,264) to DSY HK with 12% annual interest rate. For the year ended June 30, 2026, principal of $630,000 was repaid; the remaining has been fully repaid as of the issuance date of these financial statements. The loan was for the purpose of enabling DSY HK to invest in DSY Guangdong in connection with an increase in the registered capital of DSY Guangdong and working capital. (b) June 17, 2025: 1-year loan with principal of RMB2,530,000 with 10% annual interest rate. The Group has repaid in advance of all the principal of approximately $361,739 on July 7, 2025. (c) June 19, 2025: 1-month interest-free loan with principal of RMB1,000,000 (approximately $147,382). The Group repaid RMB90,000 of the borrowing as of June 30, 2025, and the remaining principal of RMB910,000 (approximately $130,112) has been fully repaid as of July 7, 2025. Long-term loans (a) November 5, 2023: a 3-year term and interest-free loan with principal amount of $630,000. After the extension, the loan will be matured as early as October, 2029. (b) From May 10, 2024 to August 12, 2024: 3-year long-term loans with principal totaling of RMB22,500,000 (approximately $3,316,090) with a 6.5% annual interest rate. For the year ended June 30, 2026, the Group repaid RMB4,500,000 (approximately $643,409) of the borrowing. As of the issuance date of the financial statements, the Group has repaid RMB 20,000,000 (approximately $2,947,635) for the principal, and RMB559,356 (approximately $82,439) for the interests. Subsequently on October 12, 2026, the maturity of unpaid principal of RMB2,500,000 (approximately $368,454) has been extended for 3 years. (c) From May 2025 to June 2025: an aggregate principal amount of approximately $362,164 to DSY HK with 12% annual interest rate for the purpose of working capital. For the year ended June 30, 2026, principal of $20,000 was repaid. The loan will be matured as early as May 29, 2028. (d) From August 2025 to September 2025, an aggregate amount of approximately $441,249 to DSY HK with 12% annual interest rate for the purpose of working capital. The loans will be expired as early as August 4, 2028.
[2]	On October 10, 2025, the Group entered into a used vehicle purchase agreement with Mr. Wenquan Zhu for a vehicle at a consideration of RMB2,800,000 (approximately $400,343).